Equity Method Investments (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 29, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 19, 2025
Schedule Of Equity Method Investments [Line Items]
Equity method investments		$ 58,382		$ 53,875
Gain/(loss) from equity method investments		(418)	$ (747)
Revenues		112,020	109,625
Return of capital from equity method investment		$ 3,675	3,505
Commission On Loan Guarantee [Member] | Berger Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Related party transaction, rate		0.80%
Commission On Loan Guarantee [Member] | Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Interest and other income		$ 184	25
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investments		62		4,227
Gain/(loss) from equity method investments		$ (116)	(60)
Ownership interest percent		25.00%
Accounts Receivable Net		$ 379		$ 158
Dividends receivable		375
Bergen Joint Venture [Member] | Administrative Service Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Revenues		$ 8	$ 8
Bergen [Member]
Schedule Of Equity Method Investments [Line Items]
Sale price of vessel					$ 26,400
Return of capital from equity method investment	$ 3,675